INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS
INTANGIBLE ASSETS

11.                               INTANGIBLE ASSETS

The components of intangible assets at December 31 were as follows:

	2011
	Cost	Accumulated amortization	Net book value

Patents and trademarks	$10,822	$5,368	$5,454
Licenses	58,842	33,325	25,517
Intellectual property	6,856	6,614	242
Customer relationships	26,565	18,499	8,066
Non-compete	2,764	2,764	—
In-process research and development	5,419	2,141	3,278
	$111,268	$68,711	$42,557

	2010
	Cost	Accumulated amortization	Net book value

Patents and trademarks	$10,877	$4,250	$6,627
Licenses	58,024	25,309	32,715
Intellectual property	6,856	6,086	770
Customer relationships	26,678	13,520	13,158
Non-compete	2,872	2,632	240
In-process research and development	16,767	1,253	15,514
	$122,074	$53,050	$69,024

During the fourth quarter of 2011, we recorded an impairment charge of $11,214, primarily related to a software development program we decided not to complete.  This asset was acquired through the acquisition of Wavecom.  We did not record an impairment charge for the years ended December 31, 2010 and 2009.

Amortization expense relating to intangible assets was $17,858, $17,352, and $14,591 for the years ended December 31, 2011, 2010 and 2009, respectively.  Annual amortization expense for the future 5 years is estimated to approximate the levels recorded in 2011.

At December 31, 2011, a net carrying amount of $2,069 included in intangible assets was not subject to amortization.